EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2013
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

NOTE 8 - EARNINGS (LOSS) PER SHARE

Basic and diluted earnings (loss) per share represents net income (loss) available to common stockholders divided by weighted average common shares outstanding. The table below calculates the earnings (loss) per share for the year ended December 31, 2013 and 2012:

	2013	2012
Basic and Diluted
Net income (loss)	$903	$(22)

Weighted average common shares outstanding	2,288,379	2,314,606

Basic and diluted income (loss) per common share	$0.39	$(0.01)

Weighted average common shares outstanding was restated to reflect the completion of the second-step conversion using an exchange ratio of 1.1460 for shares held by the public prior to October 9, 2013. In addition, employee stock ownership plan shares are considered outstanding for this calculation unless unearned. At December 31, 2013 there were 108,783 shares unearned from the 2013 employee stock ownership plan. There were no unearned shares at December 31, 2012.

At December 31, 2013 and 2012, there were 1,200 and 62,485 anti-dilutive stock options, respectively.